Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,	December 31,
	2019	2018
Cash	$2,670,877	$2,443,938
Cash equivalent	8,424,971	16,482,995
	$11,095,848	$18,926,933